Offerings	Aug. 21, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 25,000,000.06
Fee Rate	0.01531%
Amount of Registration Fee	$ 3,827.50
Offering Note	Shares are offered at net asset value, which will vary. The proposed maximum offering price per unit is calculated based on the net asset value per share of Registrant's shares as of July 1, 2025.
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount Registered | shares	28,549
Carry Forward Form Type	N-2
Carry Forward File Number	333-231853
Carry Forward Initial Effective Date	Jul. 31, 2019
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,636.00